Shareholder Report, Average Annual Return (Details) 194808_Roundhill S-P 500 No Dividend Target ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill S&P 500® No Dividend Target ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill S&P 500® No Dividend Target ETF NAV
Average Annual Return, Percent	10.03%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	10.37%